December 31, 2002

--------------------------------------------------------------------------------
       Oppenheimer                                           Annual Report
       Money Fund/VA                                         ------------
       A Series of Oppenheimer Variable Account Funds         Management
                                                             Commentaries
--------------------------------------------------------------------------------


Performance Update

Investment Strategy Discussion

Financial Statements

                               [GRAPHIC OMITTED]


                                                  [LOGO] OppenheimerFunds(R)
                                                         The Right Way to Invest

 OPPENHEIMER MONEY FUND/VA

 -------------------------------------------------------------------------------
 Objective
 Oppenheimer Money Fund/VA, a series of Oppenheimer Variable Account Funds, seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity.


 -------------------------------------------------------------------------------
 Narrative by Carol Wolf and Barry Weiss, Portfolio Managers
 We are pleased to provide you with this annual report for Oppenheimer Money Fund/VA. During the 12-month reporting period ended December 31, 2002, the Fund produced a 1.46% annualized yield, and when taking into account the effects of compounding, a 1.47% annualized effective yield.1 As of December 31, 2002, the Fund's 7-day yields, with and without compounding, were 1.21% and 1.20%, respectively. These returns are primarily the result of the period's low interest rates, which remained near historical lows throughout the reporting period.
    When 2002 began, the U.S. economy was in recession and the nation was beginning to recover from the devastating effects of the September 11th attacks. To stimulate renewed economic growth, the Federal Reserve Board, which had reduced short-term interest rates aggressively with 11 rate cuts in 2001, cut rates once again during 2002 driving the benchmark federal funds rate--the rate banks charge one another for overnight loans--to 1.25%, a 40-year low. Money market yields fell along with general interest rates.
    As many analysts expected, the U.S. economy began to recover from the recession in early 2002. Soon after the year began, several economic sectors began to experience signs of growth, including manufacturing and industrial production. In addition, consumer spending remained relatively strong as Americans responded to low interest rates by purchasing automobiles, buying new homes and improving existing ones. In fact, the consumer represented the economy's sole pillar of strength throughout the recession and subsequent recovery.
    Despite robust consumer spending and borrowing, corporations generally continued to curtail capital spending. Without support from the corporate sector, the economy's performance turned decidedly mixed, and many analysts became concerned that the recovery was in danger of stalling. As a result, investors began to revise their expectations of the future direction of interest rates. Many had previously believed that the Fed would raise interest rates after the recovery gained momentum. By the summer, most expected the Fed's next move to be toward lower interest rates.
    Economic signals remained mixed throughout the third quarter, contributing to growing uncertainty among investors. What's more, investors became increasingly concerned about the potential economic effects of the corporate scandals affecting a number of major U.S. corporations. Heightened international tensions related to possible war in Iraq also contributed to investors' worries. Yet, despite these concerns, troubling signs of rising unemployment and a persistently weak stock market, the economy managed to grow at a relatively strong 4% rate between July and September.
    In response to what it called a "soft patch" in the economy to start the fourth quarter of 2002, the Fed intervened in November with a 0.5 percentage-point interest-rate reduction, its first in 2002. Investors and consumers apparently responded well to this move, as the stock market began to rally.
    In this generally weak and uncertain economic environment, we looked for tactical opportunities to invest at higher yields whenever possible. We occasionally identified such opportunities among commercial paper in the six-month maturity range. Otherwise, we had little choice but to reinvest maturing securities at prevailing rates.
    From a security selection standpoint, we found what we believed to be relatively attractive values in very highly rated commercial paper, and these short-term debt instruments comprised the majority of the Fund throughout the year. We also invested in variable-rate notes on which yields are re-set every three months, as well as securities issued by U.S. government agencies, such as Fannie Mae, Freddie Mac and Ginnie Mae. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


1. Compounding yields assume reinvestment of dividends, and do not include changes associated with the separate account products which offer this Fund.



                          2 | OPPENHEIMER MONEY FUND/VA

    Looking forward, we intend to maintain a relatively constructive posture until we see convincing signs of economic strength. Accordingly, we have maintained the Fund's weighted average maturity at points that are somewhat longer than the average for our peer group. In our view, this is a prudent approach to earning competitive levels of income and that is an important part of what makes Oppenheimer Money Fund/VA part of The Right Way to Invest.









In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.

The Fund's portfolio is subject to change. The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                          3 | OPPENHEIMER MONEY FUND/VA

                                                            Financial Statements
                                                                      Pages 5-13



                          4 | OPPENHEIMER MONEY FUND/VA

 STATEMENT OF INVESTMENTS  December 31, 2002


                                      Principal           Value
                                         Amount      See Note 1
 ---------------------------------------------------------------
 Certificates of Deposit--9.3%
 ---------------------------------------------------------------
 Domestic Certificates of Deposit--3.8%
 Citibank NA, 1.33%, 2/27/03        $ 2,500,000    $  2,500,000
 ---------------------------------------------------------------
 National Bank of Commerce,
 Tennessee, 1.41%, 6/20/03 1          5,000,000       4,999,498
 ---------------------------------------------------------------
 State Street Bank and Trust,
 1.33%, 2/13/03                       2,000,000       2,000,012
 ---------------------------------------------------------------
 Suntrust Bank, 1.47%, 5/23/03 1      5,000,000       5,001,854
                                                  --------------
                                                     14,501,364

 ---------------------------------------------------------------
 Yankee Certificates of Deposit--5.5%
 Abbey National Treasury Services,
 1.33%, 3/19/03                       3,000,000       3,000,000
 ---------------------------------------------------------------
 Barclays Bank plc, New York,
 1.74%, 3/3/03                        3,000,000       2,999,896
 ---------------------------------------------------------------
 BNP Paribas, New York,
 2.63%, 6/6/03                        2,000,000       2,010,625
 ---------------------------------------------------------------
 Canadian Imperial Bank
 of Commerce, New York,
 1.33%, 2/11/03                       3,000,000       3,000,000
 ---------------------------------------------------------------
 Royal Bank of Scotland,
 New York, 1.72%, 1/21/03             5,000,000       5,000,027
 ---------------------------------------------------------------
 Svenska Handelsbanken,
 New York, 1.94%, 1/22/03             5,000,000       5,000,029
                                                  --------------
                                                     21,010,577
                                                  --------------
 Total Certificates of Deposit
 (Cost $35,511,941)                                  35,511,941

 ---------------------------------------------------------------
 Direct Bank Obligations--10.9%
 AB SPINTAB, 1.33%, 4/10/03           4,000,000       3,985,425
 ---------------------------------------------------------------
 Abbey National North America,
 1.31%, 2/10/03                       1,000,000         998,545
 ---------------------------------------------------------------
 ABN AMRO North America Finance, Inc.:
 1.74%, 4/17/03                       3,500,000       3,482,068
 1.75%, 2/12/03                       6,000,000       5,987,750
 ---------------------------------------------------------------
 Governor & Co. of the Bank
 of Ireland, 1.76%, 4/23/03 2         3,000,000       2,983,573
 ---------------------------------------------------------------
 HBOS Treasury Services:
 1.35%, 3/6/03                        3,519,000       3,510,554
 1.70%, 3/12/03                       4,000,000       3,986,778
 ---------------------------------------------------------------
 Lloyds TSB Bank plc, 1.76%, 4/24/03  3,000,000       2,983,474
 ---------------------------------------------------------------
 Nationwide Building Society:
 1.54%, 2/4/03                        3,000,000       2,995,637
 1.74%, 4/16/03                       3,000,000       2,984,819
 ---------------------------------------------------------------
 Swedbank AB, 1.74%, 5/2/03           2,000,000       1,988,303
 ---------------------------------------------------------------
 Wells Fargo Bank NA, 1.68%, 4/1/03   5,450,000       5,450,531
                                                  --------------

 Total Direct Bank Obligations
 (Cost $41,337,457)                                  41,337,457



                                      Principal           Value
                                         Amount      See Note 1
 ---------------------------------------------------------------
 Short-Term Notes--72.2%
 ---------------------------------------------------------------
 Asset-Backed--24.2%
 Atlantic Asset Securitization
 Corp., 1.39%, 1/3/03 2             $ 2,000,000  $    1,999,845
----------------------------------------------------------------
 Barton Capital Corp.,
 1.40%, 1/17/03 2                     5,000,000       4,996,889
 ---------------------------------------------------------------
 Charta Corp.:
 1.60%, 1/31/03 2                     4,000,000       3,994,667
 1.79%, 1/24/03 2                     1,100,000       1,098,742
----------------------------------------------------------------
 Crown Point Capital Co.,
 1.82%, 1/29/03 2                     2,500,000       2,496,461
 ---------------------------------------------------------------
 Fairway Finance Corp.,
 1.79%, 4/23/03 2                     3,000,000       2,983,293
 ---------------------------------------------------------------
 FCAR Owner Trust I,
 1.70%, 1/24/03                       6,500,000       6,492,940
 ---------------------------------------------------------------
 FCAR Owner Trust II,
 1.72%, 1/24/03                       5,000,000       4,994,505
 ---------------------------------------------------------------
 Galaxy Funding, Inc.,
 1.77%, 1/21/03 2                     5,000,000       4,995,083
 ---------------------------------------------------------------
 GOVCO, Inc., 1.80%, 1/23/03 2        2,500,000       2,497,250
 ---------------------------------------------------------------
 Greyhawk Funding LLC,
 1.82%, 1/13/03 2                     5,000,000       4,996,967
 ---------------------------------------------------------------
 La Fayette Asset
 Securitization, 1.39%, 3/18/03 2     5,000,000       4,985,328
 ---------------------------------------------------------------
 Lexington Parker Capital Co. LLC:
 1.38%, 2/18/03 2                     2,500,000       2,495,400
 1.76%, 3/14/03 2                     4,000,000       3,985,920
 ---------------------------------------------------------------
 Neptune Funding Corp.:
 1.40%, 3/24/03 2                     3,800,000       3,787,882
 1.44%, 6/4/03 2                      2,000,000       1,987,680
 1.80%, 2/28/03 2                     5,000,000       4,985,500
 ---------------------------------------------------------------
 New Center Asset Trust:
 1.76%, 3/17/03                       5,000,000       4,981,667
 1.77%, 3/7/03                        5,000,000       4,984,021
 ---------------------------------------------------------------
 Perry Global Funding LLC, Series A:
 1.83%, 1/14/03 2                    10,000,000       9,993,392
 1.84%, 1/16/03 2                     2,000,000       1,998,467
 ---------------------------------------------------------------
 Scaldis Capital LLC, 1.76%,
 1/21/03 2                            6,213,000       6,206,925
                                                  --------------
                                                     91,938,824

 ---------------------------------------------------------------
 Broker-Dealer--8.4%
 Banc of America Securities
 LLC, 1.46%, 1/2/03 1                 5,000,000       5,000,000
 ---------------------------------------------------------------
 Goldman Sachs Group LP,
 1.42%, 3/13/03 3                     5,000,000       5,000,000
 ---------------------------------------------------------------
 Merrill Lynch & Co., Inc.,
 1.71%, 1/3/03                        5,000,000       4,999,525
 ---------------------------------------------------------------
 Morgan Stanley, 1.31%, 12/2/03 1     5,000,000       5,000,000
 ---------------------------------------------------------------
 Salomon Smith Barney Holdings, Inc.:
 1.79%, 4/25/03 1                     5,000,000       5,000,000
 1.81%, 1/10/03                       7,000,000       6,996,832
                                                  --------------
                                                     31,996,357



                          5 | OPPENHEIMER MONEY FUND/VA

 STATEMENT OF INVESTMENTS  Continued


                                      Principal           Value
                                         Amount      See Note 1
 ---------------------------------------------------------------
 Chemicals--0.8%
 BASF AG, 1.33%, 2/21/03 2           $ 3,000,000  $   2,994,348
 ---------------------------------------------------------------
 Commercial Finance--2.6%
 Private Export Funding Corp.,
 1.75%, 2/5/03 2                      9,700,000       9,683,497
 ---------------------------------------------------------------
 Commercial Services & Supplies--1.3%
 First Data Corp., 1.45%, 1/2/03      5,000,000       4,999,799
 ---------------------------------------------------------------
 Consumer Finance--5.3%
 American Express Credit Corp.,
 1.68%, 3/5/03                        5,000,000       4,985,300
 ---------------------------------------------------------------
 American Express Credit Corp.,
 Series B:
 1.41%, 4/25/03 1                     5,000,000       5,000,000
 1.42%, 5/7/03 1                      5,000,000       5,000,000
 ---------------------------------------------------------------
 American General Finance Corp.,
 1.98%, 1/8/03                        5,000,000       4,998,075
                                                  --------------
                                                     19,983,375

 ---------------------------------------------------------------
 Food Products--2.8%
 Nestle Capital Corp.:
 1.87%, 2/3/03 2                      5,800,000       5,790,058
 1.90%, 2/5/03 2                      5,000,000       4,990,764
                                                  --------------
                                                     10,780,822

 ---------------------------------------------------------------
 Insurance--5.5%
 General Electric Capital
 Assurance Co., 1.49%, 12/1/03 1,3    5,000,000       5,000,000
 ----------------------------------------------------------------
 ING America Insurance Holdings, Inc.:
 1.32%, 2/13/03                       1,500,000       1,497,635
 1.34%, 3/12/03                       3,000,000       2,992,183
 ---------------------------------------------------------------
 Metropolitan Life Insurance
 Co., 1.49%, 1/2/03 1                 3,500,000       3,500,000
 ---------------------------------------------------------------
 Pacific Life Insurance Co.,
 1.46%, 2/14/03 1,3                   4,000,000       4,000,000
 ---------------------------------------------------------------
 United of Omaha Life
 Insurance Co., 1.42%, 1/2/03 1,3     4,000,000       4,000,000
                                                  --------------

                                                     20,989,818

 ---------------------------------------------------------------
 Leasing & Factoring--1.3%
 American Honda
 Finance Corp., 1.41%, 4/9/03 1       5,000,000       5,000,000



                                      Principal           Value
                                         Amount      See Note 1
 ---------------------------------------------------------------
 Media--0.5%
 ---------------------------------------------------------------
 McGraw-Hill Cos., Inc., 1.33%,
 5/13/03                             $2,000,000    $  1,990,247
 ---------------------------------------------------------------
 Metals & Mining--0.8%
 Rio Tinto Ltd., 1.33%, 3/12/03 2     3,000,000       2,992,242
 ---------------------------------------------------------------
 Oil & Gas--3.6%
 Koch Industries, Inc., 1.20%,
 1/2/03 2                             8,500,000       8,499,716
 ---------------------------------------------------------------
 Total Fina Elf SA, 1.76%, 4/24/03 2  5,000,000       4,972,378
                                                  --------------
                                                     13,472,094

 ---------------------------------------------------------------
 Pharmaceuticals--0.5%
 GlaxoSmithKline Finance PLC,
 1.32%, 1/13/03 2                     2,000,000       1,999,120
 ---------------------------------------------------------------
 Special Purpose Financial--14.6%
 ---------------------------------------------------------------
 AriesOne Metafolio Corp.:
 1.43%, 1/6/03 2                      2,500,000       2,499,497
 1.45%, 1/7/03 2                      5,000,000       4,998,792
 ---------------------------------------------------------------
 Beta Finance, Inc., 1.87%, 1/6/03 2 10,000,000       9,997,410
 ---------------------------------------------------------------
 Cooperative Assn. of Tractor
 Dealers, Inc., Series A:
 1.80%, 1/22/03                       5,000,000       4,994,750
 1.82%, 4/9/03                        2,800,000       2,786,128
 ---------------------------------------------------------------
 Cooperative Assn. of Tractor
 Dealers, Inc., Series B:
 1.43%, 3/17/03                       1,500,000       1,495,547
 1.43%, 4/22/03                       1,000,000         995,606
 1.75%, 2/20/03                       2,700,000       2,693,437
 1.82%, 4/16/03                       2,600,000       2,586,198
 ---------------------------------------------------------------
 CORSAIR Trust, Series 1-1005,
 1.63%, 9/17/03 1,4                   5,000,000       5,000,000
 ---------------------------------------------------------------
 K2 (USA) LLC, 2.10%, 1/15/03 2       3,100,000       3,097,468
 ---------------------------------------------------------------
 LINKS Finance LLC:
 1.45%, 5/15/03 1                     3,000,000       2,999,700
 1.86%, 1/6/03 2                      5,000,000       4,998,701
 ---------------------------------------------------------------
 RACERS, Series 2002-31-C,
 1.42%, 9/3/03 1,4                    3,500,000       3,495,310
 ---------------------------------------------------------------
 RACERS, Series 2002-36-C,
 1.42%, 10/1/03 1,4                   3,000,000       2,995,770
                                                  --------------
                                                     55,634,314
                                                  --------------
 Total Short-Term Notes (Cost $274,454,857)         274,454,857



                          6 | OPPENHEIMER MONEY FUND/VA

                                      PRINCIPAL           VALUE
                                         AMOUNT      SEE NOTE 1
 ---------------------------------------------------------------
 U.S. Government Agencies--6.9%
 Federal Home Loan Bank:
 1.58%, 12/9/03                     $ 5,000,000    $  5,000,000
 1.60%, 12/16/03                      5,000,000       5,000,000
 ---------------------------------------------------------------
 Federal National Mortgage Assn.,
 1.67%, 1/23/03                       3,000,000       2,996,938
 ---------------------------------------------------------------
 FNMA Master Credit Facility:
 1.72%, 1/2/03                        5,180,200       5,179,953
 2%, 4/1/03                           8,000,000       7,960,000
                                                  --------------
 Total U.S. Government Agencies
 (Cost $26,136,891)                                  26,136,891

---------------------------------------------------------------
 Total Investments, at Value
 (Cost $377,441,146)                       99.3%    377,441,146

---------------------------------------------------------------
 Other Assets Net of Liabilities            0.7       2,528,294
                                    ----------------------------
 Net Assets                               100.0%  $ 379,969,440
                                    ============================


Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Represents the current interest rate for a variable or increasing rate security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $140,983,255, or 37.10% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
3. Identifies issues considered to be illiquid or restricted--See Note 4 of Notes to Financial Statements.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,491,080 or 3.02% of the Fund's net assets as of December 31, 2002.

See accompanying Notes to Financial Statements.




                          7 | OPPENHEIMER MONEY FUND/VA

 STATEMENT OF ASSETS AND LIABILITIES  December 31, 2002


 -----------------------------------------------------------------------------------------------
 Assets
 Investments, at value (cost $377,441,146)--see accompanying statement             $377,441,146
 -----------------------------------------------------------------------------------------------
 Cash                                                                                   238,051
 -----------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                   3,997,554
 Interest                                                                               303,857
 Other                                                                                      384
                                                                                   -------------
 Total assets                                                                       381,980,992

 -----------------------------------------------------------------------------------------------
 Liabilities
 Payables and other liabilities:
 Shares of beneficial interest redeemed                                               1,838,522
 Dividends                                                                              111,868
 Shareholder reports                                                                     15,779
 Transfer and shareholder servicing agent fees                                              433
 Trustees' compensation                                                                     343
 Other                                                                                   44,607
                                                                                   -------------
 Total liabilities                                                                    2,011,552


 -----------------------------------------------------------------------------------------------
 Net Assets                                                                        $379,969,440
                                                                                   =============

 -----------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                                        $    379,942
 -----------------------------------------------------------------------------------------------
 Additional paid-in capital                                                         379,589,498
                                                                                   -------------
 Net Assets--applicable to 379,941,670 shares of beneficial interest outstanding   $379,969,440
                                                                                   =============

 -----------------------------------------------------------------------------------------------
 Net Asset Value, Redemption Price Per Share and Offering Price Per Share                 $1.00



 See accompanying Notes to Financial Statements.



                          8 | OPPENHEIMER MONEY FUND/VA

 STATEMENT OF OPERATIONS  For the Year Ended December 31, 2002


 -----------------------------------------------------------------------------
 Investment Income
 Interest                                                          $7,441,721

 -----------------------------------------------------------------------------
 Expenses
 Management fees                                                    1,738,866
 -----------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                         10,431
 -----------------------------------------------------------------------------
 Custodian fees and expenses                                            8,249
 -----------------------------------------------------------------------------
 Trustees' compensation                                                 5,644
 -----------------------------------------------------------------------------
 Other                                                                 37,070
                                                                   -----------
 Total expenses                                                     1,800,260
 Less reduction to custodian expenses                                  (3,704)
                                                                   -----------
 Net expenses                                                       1,796,556


 -----------------------------------------------------------------------------
 Net Investment Income                                              5,645,165


 -----------------------------------------------------------------------------
 Net Realized Gain on Investments                                       6,284


 -----------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations              $5,651,449
                                                                   ===========


 See accompanying Notes to Financial Statements.




                          9 | OPPENHEIMER MONEY FUND/VA

 STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended December 31,                                                                 2002            2001
 ----------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                              $  5,645,165    $ 10,350,301
 ----------------------------------------------------------------------------------------------------------------
 Net realized gain                                                                         6,284          35,731
                                                                                    -----------------------------
 Net increase in net assets resulting from operations                                  5,651,449      10,386,032

 ----------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income                                                 (5,603,150)    (10,350,301)
 ----------------------------------------------------------------------------------------------------------------
 Dividends from net realized gain                                                        (42,015)             --

 ----------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase in net assets resulting from beneficial interest transactions            9,734,246     154,422,163

 ----------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase                                                                        9,740,530     154,457,894
 ----------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                 370,228,910     215,771,016
                                                                                    -----------------------------
 End of period                                                                      $379,969,440    $370,228,910
                                                                                    =============================



 See accompanying Notes to Financial Statements.




                         10 | OPPENHEIMER MONEY FUND/VA

 FINANCIAL HIGHLIGHTS


 Year Ended December 31                                   2002          2001          2000          1999          1998
 -------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                     $1.00         $1.00         $1.00         $1.00         $1.00
 -------------------------------------------------------------------------------------------------------------------------
 Income from investment operations--net
 investment income and net realized gain                    .01           .04           .06           .05           .05
 Dividends from net investment income                      (.01)         (.04)         (.06)         (.05)         (.05)
 Dividends from net realized gain                            -- 4          --            --            --            --
                                                          ----------------------------------------------------------------
 Net asset value, end of period                           $1.00         $1.00         $1.00         $1.00         $1.00
                                                          ================================================================

 -------------------------------------------------------------------------------------------------------------------------
 Total Return 1                                            1.47%         3.85%         6.26%         4.96%         5.25%


 -------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)              $379,969      $370,229      $215,771      $201,066      $151,799
 -------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $386,457      $288,106      $204,586      $166,727      $137,633
 -------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     1.46%         3.59%         5.98%         4.87%         5.12%
 Expenses                                                  0.47%         0.52%         0.51%         0.48%         0.50% 3


 1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
 2. Annualized for periods of less than one full year.
 3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
 4. Less than $0.005 per share.

See accompanying Notes to Financial Statements.



                         11 | OPPENHEIMER MONEY FUND/VA

 NOTES TO FINANCIAL STATEMENTS


 -------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Money Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek maximum current income from investments in money market securities consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The following is a summary of significant accounting policies consistently followed by the Fund.
 -------------------------------------------------------------------------------
 Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.
 -------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
 -------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.
 -------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
 -------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2002, amounts have been reclassified to reflect an increase in paid-in capital of $27,791, a decrease in undistributed net investment income of $42,015, and a decrease in accumulated net realized loss on investments of $14,224. Net assets of the Fund were unaffected by the reclassifications.
 -------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
 -------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.




                         12 | OPPENHEIMER MONEY FUND/VA

 -------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                           Year Ended December 31, 2002       Year Ended December 31, 2001
                                                               Shares            Amount           Shares            Amount
 ---------------------------------------------------------------------------------------------------------------------------
 Sold                                                   1,008,410,332   $ 1,008,410,332    1,020,448,982    $1,020,448,982
 Dividends and/or distributions reinvested                  5,645,165         5,645,165       10,350,301        10,350,301
 Redeemed                                              (1,004,321,251)   (1,004,321,251)    (876,377,120)     (876,377,120)
                                                       ---------------------------------------------------------------------
 Net increase                                               9,734,246   $     9,734,246      154,422,163    $  154,422,163
                                                       =====================================================================

 -------------------------------------------------------------------------------
 3. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.45% of the first $500 million of average annual net assets, 0.425% of the next $500 million, 0.40% of the next $500 million and 0.375% of average annual net assets in excess of $1.5 billion.
 -------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $27.50 per account fee.
    Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Fund is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average net assets of the Fund. This undertaking may be amended or withdrawn at any time.
 -------------------------------------------------------------------------------
 4. Illiquid Securities
 As of December 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2002 was $18,000,000, which represents 4.74% of the Fund's net assets.




                         13 | OPPENHEIMER MONEY FUND/VA

 INDEPENDENT AUDITORS' REPORT

 -------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Oppenheimer Money Fund/VA:

 We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Fund/VA, which is a series of Oppenheimer Variable Account Funds, including the statement of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Fund/VA as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


 Deloitte & Touche LLP

 Denver, Colorado
 January 23, 2003



                         14 | OPPENHEIMER MONEY FUND/VA

 FEDERAL INCOME TAX INFORMATION  Unaudited

 -------------------------------------------------------------------------------
 In early 2003, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2002. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    None of the dividends paid by the Fund during the year ended December 31, 2002 are eligible for the corporate dividend-received deduction.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




                         15 | OPPENHEIMER MONEY FUND/VA

TRUSTEES AND OFFICERS



---------------------------------------------------------------------------------------
Name, Position(s) Held with       Principal Occupation(s) During Past 5 Years; Other
Fund, Length of Service, Age      Trusteeships/Directorships Held by Trustee; Number
                                  of Portfolios in Fund Complex Currently Overseen
                                  by Trustee

INDEPENDENT                       The address of each Trustee in the chart below is
TRUSTEES                          6803 S. Tucson Way, Centennial, Co 80112-3924.
                                  Each Trustee serves for an indefinite term, until
                                  his or her resignation, retirement, death or
                                  removal.

James C. Swain,                   Formerly, Chief Executive Officer (until August
Chairman and Trustee              27, 2002) of the Board II Funds, Vice Chairman
(since 1985)                      (until January 2, 2002) of OppenheimerFunds, Inc.
Age: 69                           (the Manager) and President and a director (until
                                  1997) of Centennial Asset Management Corporation
                                  (a wholly-owned investment advisory subsidiary of
                                  the Manager). Oversees 41 portfolios in the
                                  OppenheimerFunds complex.

William L. Armstrong,             Chairman of the following private mortgage banking
Trustee (since 1999)              companies: Cherry Creek Mortgage Company (since
Age: 65                           1991), Centennial State Mortgage Company (since
                                  1994), The El Paso Mortgage Company (since 1993),
                                  Transland Financial Services, Inc. (since 1997);
                                  Chairman of the following private companies: Great
                                  Frontier Insurance (insurance agency) (since 1995)
                                  and Ambassador Media Corporation (since 1984); a
                                  director of the following public companies:
                                  Storage Technology Corporation (computer equipment
                                  company) (since 1991), Helmerich & Payne, Inc.
                                  (oil and gas drilling/production company) (since
                                  1992), UNUMProvident (insurance company) (since
                                  1991). Formerly Director of International Family
                                  Entertainment (television channel) (1992-1997) and
                                  Natec Resources, Inc. (air pollution control
                                  equipment and services company) (1991-1995),
                                  Frontier Real Estate, Inc. (residential real
                                  estate brokerage) (1994-1999), and Frontier Title
                                  (title insurance agency) (1995-June 1999); a U.S.
                                  Senator (January 1979-January 1991). Oversees 41
                                  portfolios in the OppenheimerFunds complex.

Robert G. Avis,                   Formerly, Director and President of A.G. Edwards
Trustee (since 1993)              Capital, Inc. (General Partner of private equity
Age: 71                           funds) (until February 2001); Chairman, President
                                  and Chief Executive Officer of A.G. Edwards
                                  Capital, Inc. (until March 2000); Vice Chairman
                                  and Director of A.G. Edwards, Inc. and Vice
                                  Chairman of A.G. Edwards & Sons, Inc. (its
                                  brokerage company subsidiary) (until March 1999);
                                  Chairman of A.G. Edwards Trust Company and A.G.E.
                                  Asset Management (investment advisor) (until March
                                  1999); and a Director (until March 2000) of A.G.
                                  Edwards & Sons and A.G. Edwards Trust Company.
                                  Oversees 41 portfolios in the OppenheimerFunds
                                  complex.

George C. Bowen,                  Formerly (until April 1999): Senior Vice President
Trustee (since 1997)              (from September 1987) and Treasurer (from March
Age: 66                           1985) of the Manager; Vice President (from June
                                  1983) and Treasurer (since March 1985) of
                                  OppenheimerFunds Distributor, Inc. (a subsidiary
                                  of the Manager); Senior Vice President (since
                                  February 1992), Treasurer (since July 1991)
                                  Assistant Secretary and a director (since December
                                  1991) of Centennial Asset Management Corporation;
                                  Vice President (since October 1989) and Treasurer
                                  (since April 1986) of HarbourView Asset Management
                                  Corporation (an investment advisory subsidiary of
                                  the Manager); President, Treasurer and a director
                                  (June 1989-January 1990) of Centennial Capital
                                  Corporation (an investment advisory subsidiary of
                                  the Manager); Vice President and Treasurer (since
                                  August 1978) and Secretary (since April 1981) of
                                  Shareholder Services, Inc. (a transfer agent
                                  subsidiary of the Manager); Vice President,
                                  Treasurer and Secretary (since November 1989) of
                                  Shareholder Financial Services, Inc. (a transfer
                                  agent subsidiary of the Manager); Assistant
                                  Treasurer (since March 1998) of Oppenheimer
                                  Acquisition Corp. (the Manager's parent
                                  corporation); Treasurer (since November 1989) of
                                  Oppenheimer Partnership Holdings, Inc. (a holding
                                  company subsidiary of the Manager); Vice President
                                  and Treasurer (since July 1996) of Oppenheimer
                                  Real Asset Management, Inc. (an investment
                                  advisory subsidiary of the Manager); Chief
                                  Executive Officer and director (since March 1996)
                                  of MultiSource Services, Inc. (a broker-dealer
                                  subsidiary of the Manager); Treasurer (since
                                  October 1997) of OppenheimerFunds International
                                  Ltd. and Oppenheimer Millennium Funds plc
                                  (offshore fund management subsidiaries of the
                                  Manager). Oversees 41 portfolios in the
                                  OppenheimerFunds complex.

Edward L. Cameron,                A member of The Life Guard of Mount Vernon,
Trustee (since 1999)              (George Washington's home) (since June 2000).
Age: 64                           Formerly (March 2001-May 2002) Director of Genetic
                                  ID, Inc. and its subsidiaries (a privately held
                                  biotech company); a partner with
                                  PricewaterhouseCoopers LLP (from 1974-1999) (an
                                  accounting firm) and Chairman (from 1994-1998),
                                  Price Waterhouse LLP Global Investment Management
                                  Industry Services Group. Oversees 41 portfolios in
                                  the OppenheimerFunds complex.

Jon S. Fossel,                    Chairman and Director (since 1998) of Rocky
Trustee (since 1990)              Mountain Elk Foundation (a not-for-profit
Age: 60                           foundation); and a director (since October 1999)
                                  of P.R. Pharmaceuticals (a privately held company)
                                  and UNUMProvident (an insurance company) (since
                                  June 1, 2002). Formerly Chairman and a director
                                  (until October 1996) and President and Chief
                                  Executive Officer (until October 1995) of the
                                  Manager; President, Chief Executive Officer and a
                                  director of Oppenheimer Acquisition Corp.,
                                  Shareholders Services Inc. and Shareholder
                                  Financials Services, Inc. (until October 1995).
                                  Oversees 41 portfolios in the OppenheimerFunds
                                  complex.





                         16 | OPPENHEIMER MONEY FUND/VA

Sam Freedman,                     A trustee or director of other Oppenheimer funds.
Trustee (since 1996)              Formerly (until October 1994) Mr. Freedman held
Age: 62                           several positions in subsidiary or affiliated
                                  companies of the Manager. Oversees 41 portfolios
                                  in the OppenheimerFunds complex.

Beverly L. Hamilton,              Trustee (since 1996) of MassMutual Institutional
Trustee (since 2002)              Funds and of MML Series Investment Fund (open-end
Age: 56                           investment companies); Director of MML Services
                                  (since April 1987) and America Funds Emerging
                                  Markets Growth Fund (since October 1991) (both are
                                  investment companies), The California Endowment (a
                                  philanthropy organization) (since April 2002), and
                                  Community Hospital of Monterey Peninsula, (since
                                  February 2002); a trustee (since February 2000) of
                                  Monterey International Studies (an educational
                                  organization), and an advisor to Unilever
                                  (Holland)'s pension fund and to Credit Suisse
                                  First Boston's Sprout venture capital unit. Mrs.
                                  Hamilton also is a member of the investment
                                  committees of the Rockefeller Foundation, the
                                  University of Michigan and Hartford Hospital.
                                  Formerly, President (February 1991-April 2000)
                                  ARCO Investment Management Company. Oversees 40
                                  portfolios in the OppenheimerFunds complex.

Robert J. Malone,                 Director (since 2001) of Jones Knowledge, Inc. (a
Trustee (since 2002)              privately held company), U.S. Exploration, Inc.,
Age: 58                           (since 1997), Colorado UpLIFT (a non-profit
                                  organization) (since 1986) and a trustee of the
                                  Gallagher Family Foundation (since 2000).
                                  Formerly, Chairman of U.S. Bank (a subsidiary of
                                  U.S. Bancorp and formerly Colorado National Bank,)
                                  (July 1996-April 1, 1999) and a director of
                                  Commercial Assets, Inc. (1993-2000). Oversees 40
                                  portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,         Trustee (since 1996) of MassMutual Institutional
Trustee (since 2000)              Funds and of MML Series Investment Fund (open-end
Age: 60                           investment companies); Trustee and Chairman (since
                                  May 1987) of the investment committee for the
                                  Worcester Polytech Institute; President and
                                  Treasurer (since January 1999) of the SIS Fund (a
                                  private not for profit charitable organization);
                                  Trustee (since 1995) of the Springfield Library
                                  and Museum Association; Trustee (since 1996) of
                                  the Community Music School of Springfield; Member
                                  of the investment committee of the Community
                                  Foundation of Western Massachusetts (since 1998).
                                  Formerly, Chairman (January 1999-July 1999) of SIS
                                  & Family Bank, F.S.B. (formerly SIS Bank);
                                  President, Chief Executive Officer and Director
                                  (May 1993-December 1998) of SIS Bankcorp, Inc. and
                                  SIS Bank (formerly Springfield Institution for
                                  Savings) and Executive Vice President (January
                                  1999-July 1999) of Peoples Heritage Financial
                                  Group, Inc. Oversees 41 portfolios in the
                                  OppenheimerFunds complex.


---------------------------------------------------------------------------------------
INTERESTED TRUSTEE                The address of Mr. Murphy in the chart below is
AND OFFICER                       498 Seventh Avenue, New York, NY 10018. Mr. Murphy
                                  serves for an indefinite term, until his
                                  resignation, retirement, death or removal.

John V. Murphy,                   Chairman, Chief Executive Officer and director
President and Trustee             (since June 2001) and President (since September
(since 2001)                      2000) of the Manager; President and a director or
Age: 53                           trustee of other Oppenheimer funds; President and
                                  a director (since July 2001) of Oppenheimer
                                  Acquisition Corp. and of Oppenheimer Partnership
                                  Holdings, Inc.; a director (since November 2001)
                                  of OppenheimerFunds Distributor, Inc.; Chairman
                                  and a director (since July 2001) of Shareholder
                                  Services, Inc. and of Shareholder Financial
                                  Services, Inc.; President and a director (since
                                  July 2001) of OppenheimerFunds Legacy Program (a
                                  charitable trust program established by the
                                  Manager); a director of the following investment
                                  advisory subsidiaries of OppenheimerFunds, Inc.:
                                  OFI Institutional Asset Management, Inc. and
                                  Centennial Asset Management Corporation (since
                                  November 2001), HarbourView Asset Management
                                  Corporation and OFI Private Investments, Inc.
                                  (since July 2001); President (since November 1,
                                  2001) and a director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.; a
                                  director (since November 2001) of Trinity
                                  Investment Management Corp. and Tremont Advisers,
                                  Inc. (investment advisory affiliates of the
                                  Manager); Executive Vice President (since February
                                  1997) of Massachusetts Mutual Life Insurance
                                  Company (the Manager's parent company); a director
                                  (since June 1995) of DLB Acquisition Corporation
                                  (a holding company that owns the shares of David
                                  L. Babson & Company, Inc.); formerly, Chief
                                  Operating Officer (September 2000-June 2001) of
                                  the Manager; President and trustee (November
                                  1999-November 2001) of MML Series Investment Fund
                                  and MassMutual Institutional Funds (open-end
                                  investment companies); a director (September
                                  1999-August 2000) of C.M. Life Insurance Company;
                                  President, Chief Executive Officer and director
                                  (September 1999-August 2000) of MML Bay State Life
                                  Insurance Company; a director (June 1989-June
                                  1998) of Emerald Isle Bancorp and Hibernia Savings
                                  Bank (a wholly-owned subsidiary of Emerald Isle
                                  Bancorp). Oversees 69 portfolios in the
                                  OppenheimerFunds complex.






                         17 | OPPENHEIMER MONEY FUND/VA

TRUSTEES AND OFFICERS  Continued



---------------------------------------------------------------------------------------
OFFICERS                          The address of the Officers in the chart below is
                                  as follows: for Mr. Zack, 498 Seventh Avenue, New
                                  York, NY 10018, for Mr. Weiss and Wixted and Ms.
                                  Wolf, 6803 S. Tucson Way, Centennial, CO
                                  80112-3924. Each Officer serves for an annual term
                                  or until his or her earlier resignation,
                                  retirement, death or removal.

Barry D. Weiss,                   Vice President of the Manager (since July 2001);
Vice President (since 2001)       formerly Assistant Vice President and Senior
Age: 38                           Credit Analyst of the Manager (February 2000-June
                                  2001). Prior to joining the Manager in February
                                  2000, he was Associate Director, Structured
                                  Finance, Fitch IBCA Inc. (April 1998-February
                                  2000); News Director, Fitch Investors Service
                                  (September 1996-April 1998); and Senior Budget
                                  Analyst, City of New York, Office of Management &
                                  Budget (February 1990-September 1996). An officer
                                  of 7 portfolios in the OppenheimerFunds complex.

Carol E. Wolf,                    Senior Vice President (since June 2000) of the
Vice President (since 1998)       Manager; formerly Vice President of the Manager
Age: 50                           (June 1990-June 2000). An officer of 7 portfolios
                                  in the OppenheimerFunds complex.

Brian W. Wixted,                  Senior Vice President and Treasurer (since March
Treasurer, Principal Financial    1999) of the Manager; Treasurer (since March 1999)
and Accounting Officer            of HarbourView Asset Management Corporation,
(since 1999)                      Shareholder Services, Inc., Oppenheimer Real Asset
Age: 43                           Management Corporation, Shareholder Financial
                                  Services, Inc., Oppenheimer Partnership Holdings,
                                  Inc., OFI Private Investments, Inc. (since March
                                  2000), OppenheimerFunds International Ltd. and
                                  Oppenheimer Millennium Funds plc (since May 2000)
                                  and OFI Institutional Asset Management, Inc.
                                  (since November 2000); Treasurer and Chief
                                  Financial Officer (since May 2000) of Oppenheimer
                                  Trust Company (a trust company subsidiary of the
                                  Manager); Assistant Treasurer (since March 1999)
                                  of Oppenheimer Acquisition Corp. and
                                  OppenheimerFunds Legacy Program (since April
                                  2000); formerly Principal and Chief Operating
                                  Officer (March 1995-March 1999), Bankers Trust
                                  Company-Mutual Fund Services Division. An officer
                                  of 85 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                   Senior Vice President (since May 1985) and General
Vice President and Secretary      Counsel (since February 2002) of the Manager;
(since 2001)                      General Counsel and a director (since November
Age: 54                           2001) of OppenheimerFunds Distributor, Inc.;
                                  Senior Vice President and General Counsel (since
                                  November 2001) of HarbourView Asset Management
                                  Corporation; Vice President and a director (since
                                  November 2000) of Oppenheimer Partnership
                                  Holdings, Inc.; Senior Vice President, General
                                  Counsel and a director (since November 2001) of
                                  Shareholder Services, Inc., Shareholder Financial
                                  Services, Inc., OFI Private Investments, Inc.,
                                  Oppenheimer Trust Company and OFI Institutional
                                  Asset Management, Inc.; General Counsel (since
                                  November 2001) of Centennial Asset Management
                                  Corporation; a director (since November 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Assistant
                                  Secretary and a director (since November 2001) of
                                  OppenheimerFunds International Ltd.; Vice
                                  President (since November 2001) of
                                  OppenheimerFunds Legacy Program; Secretary (since
                                  November 2001) of Oppenheimer Acquisition Corp.;
                                  formerly Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel
                                  (May 1981-October 2001) of the Manager; Assistant
                                  Secretary of Shareholder Services, Inc. (May
                                  1985-November 2001), Shareholder Financial
                                  Services, Inc. (November 1989-November 2001);
                                  OppenheimerFunds International Ltd. And
                                  Oppenheimer Millennium Funds plc (October
                                  1997-November 2001). An officer of 85 portfolios
                                  in the OppenheimerFunds complex.




The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.




                         18 | OPPENHEIMER MONEY FUND/VA

 OPPENHEIMER MONEY FUND/VA



 A Series of Oppenheimer Variable Account Funds
 -------------------------------------------------------------------------------
 Investment Advisor           OppenheimerFunds, Inc.


 -------------------------------------------------------------------------------
 Distributor                  OppenheimerFunds Distributor, Inc.


 -------------------------------------------------------------------------------
 Transfer Agent               OppenheimerFunds Services


 -------------------------------------------------------------------------------
 Independent Auditors         Deloitte & Touche LLP


 -------------------------------------------------------------------------------
 Legal Counsel to the Fund    Myer, Swanson, Adams & Wolf, P.C.


 -------------------------------------------------------------------------------
 Legal Counsel to the         Mayer Brown Rowe & Maw
 Independent Trustees

                              For more complete information about Oppenheimer Money Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.




                         19 | OPPENHEIMER MONEY FUND/VA

(C) Copyright 2003 OppenheimerFunds, Inc. All rights reserved.



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